INVESTMENTS (Details Textual) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended				12 Months Ended						12 Months Ended		1 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended	3 Months Ended		3 Months Ended		5 Months Ended	12 Months Ended							12 Months Ended
	Jan. 31, 2006	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 26, 2006	Dec. 31, 2010 Hoot S.A. [Member]	Dec. 31, 2012 Hoot Campbelltown Pty Ltd [Member]	Dec. 31, 2012 Hoot S.A.One, LLC [Member]	Dec. 31, 2012 Hoot S.A. Two, LLC [Member]	Dec. 31, 2012 Australia [Member]	Dec. 31, 2012 Dine Out [Member]	Dec. 31, 2009 Remodel Auction [Member]	Dec. 31, 2011 North Carolina Natural Energy [Member]	Jun. 30, 2009 North American Energy One [Member]	Mar. 31, 2010 North American Energy Two [Member]	Dec. 31, 2012 North American Energy Two [Member]	Dec. 31, 2011 North American Energy Two [Member]	Jun. 30, 2011 North American Energy Three [Member]	Dec. 31, 2012 North American Energy Three [Member]	Dec. 31, 2011 North American Energy Three [Member]	Dec. 31, 2012 North American Energy Resources [Member]	Dec. 31, 2011 North American Energy Resources [Member]	Sep. 30, 2011 Efftec International Inc [Member]	Dec. 31, 2010 Efftec International Inc [Member]	Jun. 30, 2010 Hitech Stages [Member]	Sep. 30, 2011 Hitech Stages [Member]	Jun. 30, 2010 Hitech Stages [Member] Dine Out [Member]	Dec. 31, 2009 Chanticleer Investors Llc [Member]	May 31, 2009 Chanticleer Investors Llc [Member]	Dec. 31, 2012 Chanticleer Investors Llc [Member]	Dec. 31, 2011 Chanticleer Investors Llc [Member]	Dec. 31, 2010 Chanticleer Investors Llc [Member]	Dec. 31, 2009 Chanticleer Investors Llc [Member]	Dec. 31, 2006 Chanticleer Investors Llc [Member]	Jan. 24, 2011 Chanticleer Investors Llc [Member]	Apr. 18, 2006 Chanticleer Investors Llc [Member]	Dec. 31, 2012 Hoot Surfers Paradise [Member] Hoot Campbelltown [Member]	Dec. 31, 2012 Chanticleer Investors II, LLC [Member]
Shares Acquired For Management Services													334	100,000,000		150,000									150,000
Share Acquired For Management Services, Cost													$ 275,000	$ 1,500		$ 10,500									$ 22,500
Value Of Shares Acquired For Management Services Cost																		18,000
Maximum Percentage Of Share Diluted, Description														1.00%
Shares Acquired In Exchange Of Property Investments															700,000
Exchange Of Property Investments, Value															126,000
Contibution Of Shares By Ceo																			1,790,440
Value Of Shares Contibution By Ceo																			125,331
Share Price																						$ 0.02	$ 0.12
Unrealized Loss (Gain) on Securities																	7,350	(7,500)		87,732	89,522	111,300	42,000
Market Value Of Shares Contibution By Ceo																				37,599	214,853
Additional Shares To Be Acquired For Management Services																									150,000
Additional Shares To Be Acquired For Management Services, Per Share Value																									0.15
Market Value Of Acquired Per Share, Description																								dropped to less than $0.01 per share
Shares Exchanged To Related Party																										150,450
Decrease In Stock Price, Related Party																											$ 0
Equity Method Investment, Ownership Percentage			49.00%					49.00%	20.00%	20.00%	49.00%	89.00%																		23.00%	22.00%
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest							50.00%																															49.00%
Shares Acquired From Related Party																												275,000
Initial General Partner Ownership Interest							10.00%
Remaining General Partner Ownership Interest							40.00%
General Partner Ownership Interest, Owned By Company Partner																																						51.00%
Cost Method Investment, Net Sales Proceeds																													575,000				75,000
Cost Method Investment, Ownership Percentage																																		23.00%
Reduction In Cost Method Investment Ownership Percentage																																		11.50%
Units Sold, Related Party																																					5,000,000
Principal Asset, Convertible Note																																					5,000,000
Percentage Of Principal Asset Convertible Into Common Stock																																					2.00%
Debt Instrument, Interest Rate, Stated Percentage																																					6.00%
Debt Instrument, Maturity Date		Jan. 04, 2012	Aug. 31, 2013																																May 24, 2009
Debt Instrument Extended Maturity Date																																			Nov. 04, 2010
Debt Instrument Interest Rate Increase Percentage																																			8.00%
Acquisition Of Investment																														1,150,000
Notes Receivable, Related Parties																																				5,000,000
Management Fee, Description																																		Under the original arrangement, the Company received 2% of the 6% interest as a management fee
Management Fee Received (quarterly)																													6,625					25,000
Investment Interest Rate																																		4.00%
Investment Income, Interest (quarterly)																													11,500
Investments In Related Party																																3,550,000
Percentage Of Investments In Related Party																																3.10%
Share Investments In Related Party																																500,000
Individual Investor Ownership Amount																																1,750,000
Investments accounted for under the cost method			1,050,000	766,598	766,598	250,000
Business Acquisition, Description of Acquired Entity	We acquired 1,205 units (3.378%) in EE Investors, LLC, whose sole asset is 40% of Edison Nation, LLC
Professional Fees Paid																																							16,598
Professional Fees Written Off																																							16,598
Payments to Acquire Additional Interest in Subsidiaries																															$ 300,000